Investments accounted for using equity method (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	$ (8,437,209)	$ (16,431,759)	$ (10,815,520)
Associates [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	3,866	58,184	(1,050,292)
Associates [member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	0	0	(921,812)
Associates [member] | Other companies [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	3,866	58,184	(128,480)
Joint ventures [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(8,441,075)	(16,489,943)	(9,765,228)
Joint ventures [member] | Cerveceria Austral S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	1,799,437	1,930,395	1,638,811
Joint ventures [member] | Foods Compania de Alimentos CCU S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(354,154)	897,526	792,376
Joint ventures [member] | Central Cervecera de Colombia S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(11,577,019)	(18,755,448)	(11,804,950)
Joint ventures [member] | Zona Franca Central Cervecera S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	$ 1,690,661	$ (562,416)	$ (391,465)